PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	June 30,	December 31,
	2024	2023
	(in thousands)
Value-added tax receivable	$800	$1,547
Prepaid income taxes	2,524	3,165
Advances to suppliers	3,542	3,696
Prepaid expenses	951	643
Insurance recoveries	-	4,984
Other current assets	875	1,619
Total	$8,692	$15,654

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)